Schedule of deferred tax liabilities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Balance as at beginning of financial year	$ 133,000	$ 296,000
Movements in deferred tax liabilities	(118,000)	(163,000)
Balance as at end of financial year	$ 15,000	$ 133,000